Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DFA INVESTMENT DIMENSIONS GROUP INC
Prospectus Date	rr_ProspectusDate	Jul. 12, 2011
U.S. Targeted Value Portfolio | Class R10
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.60%
1 Year	rr_ExpenseExampleYear01	61
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	447
10 Years	rr_ExpenseExampleYear10	1,026
U.S. Targeted Value Portfolio | Class R25
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Management Fee	rr_ManagementFeesOverAssets	0.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.59%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.19%
Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_FeeWaiverOrReimbursementOverAssets	0.44%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	rr_NetExpensesOverAssets	0.75%
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	334
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,404
U.S. Targeted Value Portfolio | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	17.93%	[3]
Annual Return 2002	rr_AnnualReturn2002	(9.66%)	[3]
Annual Return 2003	rr_AnnualReturn2003	54.07%	[3]
Annual Return 2004	rr_AnnualReturn2004	24.68%	[3]
Annual Return 2005	rr_AnnualReturn2005	9.25%	[3]
Annual Return 2006	rr_AnnualReturn2006	19.70%	[3]
Annual Return 2007	rr_AnnualReturn2007	(8.19%)	[3]
Annual Return 2008	rr_AnnualReturn2008	(33.78%)	[3]
Annual Return 2009	rr_AnnualReturn2009	31.88%	[3]
Annual Return 2010	rr_AnnualReturn2010	29.01%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.65%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.48%)
One Year	rr_AverageAnnualReturnYear01	29.01%
Five Years	rr_AverageAnnualReturnYear05	4.36%
Ten Years	rr_AverageAnnualReturnYear10	10.72%
U.S. Targeted Value Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. Targeted Value Portfolio
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the U.S. Targeted Value Portfolio is to achieve long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses you may pay if you buy and hold shares of the U.S. Targeted Value Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The U.S. Targeted Value Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the U.S. Targeted Value Portfolio's performance. During the most recent fiscal year, the U.S. Targeted Value Portfolio's portfolio turnover rate was 20% of the average value of its investment portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	The Class R10 shares and Class R25 shares are each a new class of shares of the Portfolio, so the "Other Expenses" shown for each class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is meant to help you compare the cost of investing in the U.S. Targeted Value Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses remain the same. The costs for the Portfolio reflect the net expenses that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Dimensional Fund Advisors LP (the "Advisor") believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low. The Advisor does not intend to purchase or sell securities for the investment portfolio based on prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase.

The U.S. Targeted Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of the readily marketable common stocks of U.S. small and mid cap companies that the Advisor determines to be value stocks. A company's market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the eligible company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights after considering such factors as free float, momentum, trading strategies, liquidity management and other factors that the Advisor determines appropriate, given market conditions. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio").

As a non-fundamental policy, under normal circumstances, the U.S. Targeted Value Portfolio will invest at least 80% of its net assets in securities of U.S. companies. As of the date of this Prospectus, the Advisor considers for investment companies whose market capitalization are generally smaller than the 500th largest U.S. company. As of December31, 2010, companies smaller than the 500th largest U.S. company fall in lowest 19% of total U.S. market capitalization. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. As of December31, 2010, the market capitalization of a company smaller than the 500th largest U.S. company was approximately $5,005 million or below. This dollar amount will change due to market conditions.

The U.S. Targeted Value Portfolio may use derivatives, such as futures contracts and options on futures contracts for U.S. equity securities and indices, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The U.S. Targeted Value Portfolio may lend its portfolio securities to generate additional income.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political, and issuer-specific events will cause the value of securities, and the U.S. Targeted Value Portfolio that owns them, to rise or fall. Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Value Investment Risk: Value stocks may perform differently from the market as a whole and following a value-oriented investment strategy may cause the Portfolio to at times underperform equity funds that use other investment strategies.

Derivatives: Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the U.S. Targeted Value Portfolio uses derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative securities are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the U.S. Targeted Value Portfolio may lose money and there may be a delay in recovering the loaned securities. The U.S. Targeted Value Portfolio could also lose money if it does not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain potential adverse tax consequences.

Risk Lose Money [Text]	rr_RiskLoseMoney	Because the value of your investment in the Portfolio will fluctuate, there is the risk that you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following illustrate the variability of the U.S. Targeted Value Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolio. The Class R10 shares and Class R25 shares of the Portfolio are new classes of shares for which performance information is not available, therefore, the bar chart and table show performance information for the Institutional Class shares of the Portfolio, another class of shares of the Portfolio not offered in this Prospectus. The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance. The U.S. Targeted Value Portfolio's past performance (before and after taxes) is not an indication of future results. Updated performance information for the Portfolio can be obtained by visiting www.dimensional.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows the changes in performance of the Institutional Class shares of the Portfolio from year to year. The table illustrates how annualized one year, five year and ten year returns of the Institutional Class shares of the Portfolio compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dimensional.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The U.S. Targeted Value Portfolio's past performance (before and after taxes) is not an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	U.S. Targeted Value Portfolio Institutional Class Shares(1) Total Returns (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
January 2001-December 2010
Highest Quarter	Lowest Quarter
26.65 (4/03-6/03)	-27.48 (10/08-12/08)

Performance Table Heading	rr_PerformanceTableHeading	Periods ending December 31, 2010 Annualized Returns (%)
U.S. Targeted Value Portfolio | Russell 2000 Value Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	24.50%
Five Years	rr_AverageAnnualReturnYear05	3.52%
Ten Years	rr_AverageAnnualReturnYear10	8.42%

[1]	The Class R10 shares and Class R25 shares are each a new class of shares of the Portfolio, so the "Other Expenses" shown for each class are based on anticipated fees and expenses for the fiscal period ending October 31, 2011.
[2]	The Advisor has contractually agreed to reduce all or a portion of its administration fee and investment advisory fee and to assume the direct and indirect expenses of a class of the U.S. Targeted Value Portfolio (excluding the expenses the Portfolio incurs indirectly through investment in other investment companies and excluding applicable 12b-1 fees) to the extent necessary to limit the annualized expenses of the Portfolio to 0.50% (the "Annualized Expense Ratio"). At any time that the annualized expenses (excluding applicable 12b-1 fees) of the Portfolio are less than the Annualized Expense Ratio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that the amount of such reimbursement does not cause the Annualized Expense Ratio of the Portfolio to exceed the Annualized Expense Ratio. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement for the U.S. Targeted Value Portfolio will remain in effect through February 28, 2012, and may not be terminated by the Advisor prior to that date.
[3]	The Institutional Class shares of the Portfolio would have substantially similar annual returns as the ClassR10 shares and Class R25 shares because the shares are invested in the same portfolio securities. Returns for the Class R10 shares, Class R25 shares, and Institutional Class shares will differ to the extent that the classes will have different expenses, and returns for the Class R10 shares and Class R25 shares would be expected to be lower than the returns of the Institutional Class shares to the extent that the Class R10 shares and Class R25 shares have higher expenses than the Institutional Class shares.